CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 18,398	$ 12,057	$ 7,363
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for doubtful accounts	477	3,597
Loss on disposals of property, plant and equipment	37	454	1,422
Depreciation	4,400	2,918	2,466
Change in fair value of foreign currency forward contract	(28)	15	(166)
Amortization of intangible assets	2,677	875	76
Non-cash interest income	(34)	(187)	(119)
Share-based compensation expenses	5,656	4,001	1,097
Change in fair value of contingent consideration	1,824	1,194	39
Changes in operating assets and liabilities, net of effects of business acquisitions:
Accounts receivable	(12,405)	(18,871)	(2,197)
Prepaid expenses and other current assets	(2,565)	184	(258)
Income tax receivable		438	(438)
Loan receivable from related party and other assets	2,170	(481)	31
Accounts payable	216	230	728
Amounts due to related parties			(243)
Accrued expenses and other payables	6,036	818	2,765
Government grant liabilities	(2,851)	2,566	(239)
Income taxes payable	390	1,592	1,087
Other taxes payable	394	569	(59)
Deferred income taxes	(469)	(447)	(307)
Net cash provided by operating activities	24,323	11,522	13,048
Cash flows from investing activities:
Purchase of term deposits	(75,283)
Maturity of term deposits	53,602
Purchase of property, plant and equipment	(7,691)	(5,782)	(3,897)
Payment of success fee related to business acquisition	(450)
Increase in restricted cash	(836)	(8)
Payments for business acquisitions (net of cash acquired of $844, $533 and $457 in 2009, 2010 and 2011 respectively)	(7,716)	(8,541)	(629)
Net cash used in investing activities	(38,374)	(14,331)	(4,526)
Cash flows from financing activities:
Proceeds from short-term bank borrowings		40,000
Repayment of short-term bank borrowings	(40,000)
Proceeds from issuance of common shares upon initial public offering (net of issuance costs of $8,633 paid)		66,376
Proceeds from follow-on offering (net issuance costs of $9 paid)		13,078
Payment of initial public offering expenses		(3,816)	(40)
Cash received from share subscription receivables		1
Proceeds from issuance of common shares under employee option plan	5,291	538	168
Capital contribution from non-controlling interest	909
Deferred and contingent consideration paid for business acquisitions	(11,710)
Payment of principal amount under capital lease obligations	(136)	(174)	(65)
Net cash provided by (used in) by financing activities	(45,646)	116,003	63
Effect of exchange rate changes	3,660	1,857	(624)
Net increase (decrease) in cash and cash equivalents	(56,037)	115,051	7,961
Cash and cash equivalents at beginning of year	169,893	54,842	46,881
Cash and cash equivalents at end of year	113,856	169,893	54,842
Supplemental information on non-cash investing and financing activities:
Issuance of common shares for business acquisition		471
Payable for business acquisition	18,552	8,444	5,319
Payable for capital lease obligations		136	338
Supplemental cash flow information:
Interest paid	69	11	15
Income taxes paid	$ 1,458	$ 730	$ 1,128